Provisions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of other provisions [Line Items]
Additional provisions	£ 133	£ 536
Trade and other payables	7,168	7,437	£ 7,418
Operating costs	20,342	20,895	£ 15,399
Contract loss provisions	38	29
Regulatory [Member]
Disclosure of other provisions [Line Items]
Additional provisions	51	426
Fine [Member]
Disclosure of other provisions [Line Items]
Trade and other payables		42
Specific Item [Member]
Disclosure of other provisions [Line Items]
Additional provisions	£ 51	126
Specific Item [Member] | Regulatory [Member]
Disclosure of other provisions [Line Items]
Additional provisions		300
Specific Item [Member] | Fine and Associated Compensation Payments [Member]
Disclosure of other provisions [Line Items]
Operating costs		£ 342